Long-Term Debt (Narrative) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended			12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended			6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended		10 Months Ended	12 Months Ended		12 Months Ended				12 Months Ended
	Jun. 30, 2012	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2012 Senior Notes	Dec. 31, 2011 Senior Notes	Jun. 30, 2012 2019 Notes Or 2020 Notes	Dec. 31, 2011 2019 Notes Or 2020 Notes	Jun. 30, 2012 Data sublicense agreement	Dec. 31, 2011 Data sublicense agreement	Dec. 31, 2011 Prior Credit Facilities	Jun. 30, 2012 Senior Secured Term Loan Facility, Due November 2, 2018 Senior Credit Facilities	Dec. 31, 2011 Senior Secured Term Loan Facility, Due November 2, 2018 Senior Credit Facilities	Jun. 30, 2012 Senior Secured Revolving Credit Facility, Expiring On November 2, 2016 Senior Credit Facilities	Dec. 31, 2011 Senior Secured Revolving Credit Facility, Expiring On November 2, 2016 Senior Credit Facilities	Jun. 30, 2012 11% Senior Notes Due December 31, 2019 Senior Notes	Dec. 31, 2011 11% Senior Notes Due December 31, 2019 Senior Notes	Jun. 30, 2012 11.25% Senior Notes Due December 31, 2020 Senior Notes	Dec. 31, 2011 11.25% Senior Notes Due December 31, 2020 Senior Notes	Jun. 30, 2012 Payments Through 2018 Data sublicense agreement	Dec. 31, 2011 Payments Through 2018 Data sublicense agreement	Jun. 30, 2012 Maximum	Dec. 31, 2011 Maximum	Jun. 30, 2012 Minimum	Dec. 31, 2011 Minimum	Jun. 30, 2012 Same Day Notice	Dec. 31, 2011 Same Day Notice	Jun. 30, 2012 Letters Of Credit	Dec. 31, 2011 Letters Of Credit	Jun. 30, 2012 Senior Secured Term Loan Facility	Dec. 31, 2011 Senior Secured Term Loan Facility	Jun. 30, 2012 Revolving Credit Facility	Dec. 31, 2011 Revolving Credit Facility	Jun. 30, 2012 Revolving Credit Facility Prior Facility	Dec. 31, 2011 First Lien Term Loan Prior Credit Facilities	Nov. 30, 2006 First Lien Term Loan Prior Credit Facilities	Nov. 01, 2011 Revolver Prior Credit Facilities	Dec. 31, 2011 Revolver Prior Credit Facilities	Nov. 30, 2006 Revolver Prior Credit Facilities	Dec. 31, 2011 Revolver Maximum Prior Credit Facilities	Dec. 31, 2011 Revolver Minimum Prior Credit Facilities	Dec. 31, 2011 Second Lien Term Loan Prior Credit Facilities	Nov. 30, 2006 Second Lien Term Loan Prior Credit Facilities	Dec. 31, 2011 Incremental Term Loan Prior Credit Facilities	Oct. 31, 2010 Incremental Term Loan Prior Credit Facilities	Jun. 30, 2012 Term Loan Facility	Jun. 30, 2012 Term Loan Facility Prior Facility
Line of Credit Facility [Line Items]
Accordion credit		$ 300,000	$ 300,000
Net leverage ratio		4	4
Letters of credit																									30,000	30,000	50,000	50,000
Federal funds rate	0.50%	0.50%	0.50%
Additional rate included in LIBOR determination		1.00%	1.00%
Minimum LIBOR rate																													1.25%	1.25%
Base rate borrowings																														4.50%		4.25%
LIBOR borrowings																														5.50%		5.25%
Decrease in applicable margin rate																															3.25%	0.25%	5.00%
Commitment fees, percentage																															0.50%	0.50%
Net cash proceeds of incurrence of debt, percentage		100.00%	100.00%
Annual excess cash flow		50.00%	50.00%
Reduction in annual excess cash flow																					25.00%	25.00%	0.00%	0.00%
Net cash proceeds of asset sales and casualty and condemnation events		100.00%	100.00%
Prepayment premium to be paid on aggregate principal amount of loans		1.00%	1.00%
Quarterly payment on original principal amount of loans		0.25%	0.25%
Long-term debt, due date											November 2, 2018	November 2, 2018	November 2, 2016	November 2, 2016	December 31, 2019	December 31, 2019	December 31, 2020	December 31, 2020
Capital stock of foreign restricted subsidiaries		65.00%	65.00%
Long-term debt, stated interest rate															11.00%	11.00%	11.25%	11.25%
Principal amount redemption, percentage						35.00%	35.00%
Aggregate redemption price, percentage						100.00%	100.00%
Principal amount redemption, minimum percentage						50.00%	50.00%
Redemption period						180 days	180 days
Percentage of principal amount equal to purchase price of notes				101.00%	101.00%
Payments due related to an asset acquired									45,000											65,000
Credit facility																																			755,000			50,000				170,000		100,000
Line of credit, expiration																																		November 2013			November 2012				May 2014
Leverage ratio, percentage																																							0.50%	0.375%
Commitment fees																																				159
Quarterly principal installments payable																																		1,800									250
Legal and other professional fees										6,950
Additional term loans for general corporate purposes																																													80,000
LIBOR plus rate, after amendment																															3.50%														3.75%
LIBOR plus rate, before amendment																																	5.25%													5.50%
LIBOR floor rate																																													1.25%
Loss on extinguishment of debt	21,853	21,853
Losses related to fees paid to third parties	3,558	3,558
Payments due related to an asset acquired								$ 45,000											$ 65,000